UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric Meermann
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Eric Meermann             Scarsdale, NY              4-18-2007
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           14

Form 13F Information Table Value Total:  $   108,113
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Consolidated Positions as of 3-31-07
                                Title of                                        Investment             Other    Voting
Name of Issuer                   Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------

Colgate-Palmolive Co             Common  194162103  16,896,617.83  252,577	Full Discretion/Sole    N/A     Sole
Exxon Mobil Corporation          Common  30231G102     701,383.20    9,296 	Full Discretion/Sole	N/A     Sole
General Electric Company	 Common	 369604103     208,270.40    5,890	Full Discretion/Sole	N/A     Sole
Intel Corp                       Common  458140100     229,560.00   12,000	Full Discretion/Sole	N/A     Sole
iShares MSCI Japan Idx Fd        Common  464286848   2,251,545.81  154,533	Full Discretion/Sole	N/A     Sole
iShares Russell 2000 Value Ind   Common  464287630   1,010,144.52   12,474	Full Discretion/Sole	N/A     Sole
iShares S&P Europe 350 Index     Common  464287861   6,203,223.38   57,257	Full Discretion/Sole	N/A     Sole
iShares S&P SmallCap 600 Value   Common  464287879  10,850,993.97  141,454.75   Full Discretion/Sole	N/A     Sole
iShares Tr S&P Smallcap 600 Id   Common  464287804  16,477,889.48  242,643.05   Full Discretion/Sole	N/A     Sole
iShares Trust Russell 2000 Ind   Common  464287655   3,016,052.83   37,933 	Full Discretion/Sole	N/A     Sole
iShares Trust S&P 500 Index      Common  464287200   5,464,311.65   38,389.15   Full Discretion/Sole	N/A     Sole
Microsoft Corp                   Common  594918104     580,364.88   20,824	Full Discretion/Sole	N/A     Sole
SPDR Trust Unit Sr 1             Common  78462F103  43,392,962.90  305,584.25   Full Discretion/Sole	N/A     Sole
Target Corporation               Common  87612E106     829,640.00   14,000	Full Discretion/Sole	N/A     Sole